Significant accounting policies, judgements, estimates and assumptions - Significant judgement: accounting for interests in other entities (Details) - Rosneft	12 Months Ended
Dec. 31, 2017 shares
Disclosure of associates [line items]
Voting shares held in associate	19.75%
JSC Rosneftegaz
Disclosure of associates [line items]
Voting shares held in associate	50.00%
Number of shares owned in addition to proportion of voting shares owned (in shares)	1